GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.4%
Alabama – 0.8%
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
$10,000	5.000%	10/01/2030	$ 11,612
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
30,000	6.500	10/01/2053	34,807
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
125,000	0.000	10/01/2050	121,020

			167,439

Alaska – 0.4%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
75,000	5.000	06/01/2046	75,015

Arizona – 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
	(3 Mo. LIBOR + 0.81%),
85,000	1.770	01/01/2037	79,421
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
25,000	3.375	07/01/2041	25,320
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
100,000	4.750	07/01/2043	92,614
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
140,000	5.000	11/15/2042	151,558

			348,913

California – 6.0%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(c)
200,000	0.000	08/01/2036	129,250
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
75,000	5.000	12/31/2037	86,271
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	56,840
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	56,883
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	113,709
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(c)
300,000	0.000	06/01/2047	62,730
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(c)
250,000	0.000	06/01/2036	88,620
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (AA-/Aa3)
25,000	5.000	05/15/2030	30,898
Modesto Irrigation District Financing Authority RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(b)
	(3 Mo. LIBOR + 0.63%),
25,000	0.864	09/01/2037	22,808

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$125,000	3.000%	09/01/2034	$ 125,323
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(c)
300,000	0.000	07/01/2031	247,788
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (A+/A1)
150,000	5.000	05/01/2022	161,623
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	27,362

			1,210,105

Colorado – 3.7%
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
100,000	4.000	11/15/2043	112,174
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB-/NR)
100,000	5.000	10/01/2032	100,533
Denver Health & Hospital Authority RB Refunding Series 2019 A (BBB/NR)
335,000	5.000	12/01/2033	394,941
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(c)
20,000	0.000	09/01/2034	14,746
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(c)
50,000	0.000	09/01/2030	41,935
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
65,000	5.000	12/01/2026	79,517

			743,846

Connecticut – 0.2%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
25,000	5.500	08/01/2029	30,171

Florida – 17.3%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	97,649
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
80,000	3.625	06/01/2024	81,146
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
50,000	6.000	11/01/2027	57,606
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (CC/NR)
100,000	5.875	07/01/2054	77,246
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
100,000	5.250	12/01/2058	93,748
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
30,000	4.250	05/01/2037	32,434
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
40,000	5.000	09/01/2035	47,920
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
100,000	4.000	08/15/2045	107,000
100,000	4.000	08/15/2050	106,377

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
$100,000	5.000%	11/01/2039	$ 104,769
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
200,000	5.000	05/01/2035	226,640
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(e)(f)
100,000	6.375	01/01/2026	88,142
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
150,000	5.000	03/01/2047	157,728
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	3.750	11/01/2024	50,434
50,000	4.750	11/01/2039	51,976
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
50,000	4.375	11/01/2049	51,035
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
100,000	2.875	05/01/2025	99,484
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	104,138
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
100,000	4.000	05/01/2049	96,734
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)(g)
60,000	2.000	05/01/2028	60,304
70,000	2.000	05/01/2029	69,761
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	103,188
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	75,910
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
100,000	4.000	10/01/2038	116,157
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
60,000	3.250	05/01/2024	60,821
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000	4.000	05/01/2036	109,284
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	118,275
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	98,292
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
100,000	2.625	05/01/2040	101,466
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
25,000	4.000	11/01/2031	27,569
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	52,612
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	76,253

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
$50,000	4.000%	05/01/2033	$ 50,282
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
85,000	3.375	05/01/2045	93,371
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	50,683
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	99,239
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
100,000	2.625	05/01/2024	99,546
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
100,000	4.000	05/01/2051	99,174
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	52,600
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	156,291

			3,503,284

Georgia – 0.5%
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	103,258

Guam – 0.7%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
55,000	5.000	11/15/2022	57,885
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	86,541

			144,426

Illinois – 15.7%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
10,000	0.000	12/01/2029	7,309
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
45,000	0.000	12/01/2031	29,956
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
30,000	5.500	12/01/2026	33,726
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(c)
245,000	0.000	12/01/2025	209,242
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
100,000	7.000	12/01/2044	114,863
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
100,000	6.500	12/01/2046	114,287
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
75,000	5.000	01/01/2033	76,173
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
50,000	5.000	11/01/2042	52,209

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
$200,000	5.500%	01/01/2037	$ 213,294
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
175,000	5.250	11/15/2033	176,360
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	107,500
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
100,000	4.000	01/01/2038	106,914
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
155,000	5.100	06/01/2033	157,240
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
35,000	4.500	12/01/2041	35,898
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
100,000	5.000	11/01/2021	102,969
600,000	5.000	11/01/2028	652,092
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
50,000	5.500	05/01/2039	56,260
150,000	5.750	05/01/2045	170,501
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
350,000	5.000	10/01/2031	375,379
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
145,000	5.000	06/15/2022	151,712
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(c)
90,000	0.000	12/15/2032	56,374
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(c)
35,000	0.000	12/15/2054	6,906
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
65,000	4.000	06/15/2050	61,630
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
60,000	5.000	03/01/2021	61,750
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
30,000	4.250	12/01/2040	30,076
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
30,000	3.250	11/01/2026	29,045

			3,189,665

Indiana – 1.0%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(e)(f)
35,000	2.100	11/01/2026	36,612
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/NR)
100,000	3.000	11/01/2030	102,681
Indiana Municipal Power Agency RB Refunding Series 2016 A (A+/A1)
55,000	5.000	01/01/2042	64,529

			203,822

Kentucky – 1.0%
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000	06/01/2045	81,620
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
100,000	4.000	10/01/2040	109,698

			191,318

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – 0.1%
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(b)
	(3 Mo. LIBOR + 0.57%),
$30,000	1.030%	05/01/2037	$ 28,857

Michigan – 2.7%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
255,000	4.000	04/01/2034	206,614
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	120,193
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
200,000	4.000	02/15/2047	222,992

			549,799

Minnesota – 0.1%
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	23,527

Mississippi – 0.4%
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(e)(f)(g)
75,000	1.600	06/16/2025	75,427

Nebraska – 0.1%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(e)(f)
25,000	4.000	08/01/2025	28,377

New Hampshire – 0.2%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(e)(f)
40,000	2.800	10/02/2023	41,908

New Jersey – 5.6%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
40,000	5.000	03/01/2032	48,558
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
100,000	4.000	07/01/2032	104,762
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
50,000	7.425	02/15/2029	61,328
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
25,000	5.000	07/01/2035	29,098
100,000	5.000	07/01/2045	113,114
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (BBB+/Baa1)
125,000	4.000	06/15/2029	127,495
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
20,000	5.000	06/15/2046	21,149
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(c)
125,000	0.000	12/15/2030	86,781
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(c)
210,000	0.000	12/15/2038	97,026
40,000	0.000	12/15/2039	17,573

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
$90,000	4.000%	12/15/2031	$ 95,427
140,000	5.000	12/15/2032	158,737
75,000	5.000	12/15/2033	84,673
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB+/Baa1)(c)
110,000	0.000	12/15/2032	68,565
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
20,000	5.000	01/01/2037	21,474

			1,135,760

New York – 7.5%
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A-/A2)
75,000	4.750	11/15/2045	83,161
75,000	5.000	11/15/2050	85,054
75,000	5.250	11/15/2055	85,868
Metropolitan Transportation Authority RB Refunding Series 2016 D (A-/A2)
175,000	5.250	11/15/2031	201,672
Metropolitan Transportation Authority RB Refunding Series 2017 D (A-/A2)
250,000	5.000	11/15/2032	284,977
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
100,000	3.500	02/15/2048	100,760
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
250,000	4.000	09/01/2037	272,172
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
150,000	5.000	01/01/2027	160,095
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
135,000	3.000	07/01/2044	108,990
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
110,000	5.000	09/01/2034	137,782

			1,520,531

North Carolina – 1.6%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(e)(f)(g)
75,000	1.375	06/16/2025	75,411
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (AA/NR)
205,000	5.000	01/01/2035	249,212

			324,623

Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
50,000	4.000	06/01/2039	57,115
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
300,000	5.000	06/01/2055	315,897
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
20,000	5.000	02/15/2042	22,018

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
$170,000	3.750%	12/01/2038	$ 154,338

			549,368

Oklahoma – 0.5%
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(e)(f)
100,000	5.000	06/01/2025	99,480

Pennsylvania – 2.0%
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
100,000	5.000	03/01/2040	100,692
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
80,000	5.250	12/01/2044	99,450
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
95,000	5.000	07/01/2033	107,446
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
100,000	5.000	10/01/2049	100,729

			408,317

Puerto Rico – 12.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
25,000	4.250	07/01/2025	25,125
30,000	5.125	07/01/2037	30,600
35,000	5.750	07/01/2037	36,225
75,000	5.250	07/01/2042	76,500
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (NR/Ca)(h)
50,000	5.000	07/01/2035	35,000
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(h)
100,000	8.000	07/01/2035	60,000
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
200,000	6.000	07/01/2027	202,198
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
390,000	5.250	07/01/2038	404,598
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
100,000	5.250	07/01/2036	109,075
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(c)
105,000	0.000	07/01/2028	73,127
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(h)
30,000	5.250	07/01/2032	21,075
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(h)
145,000	4.250	07/01/2020	99,687
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
115,000	5.250	07/01/2032	124,543
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(c)
120,000	0.000	07/01/2029	79,412
100,000	0.000	07/01/2037	45,576

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(c)
$18,000	0.000%	07/01/2024	$ 16,218
20,000	0.000	07/01/2027	16,461
20,000	0.000	07/01/2029	15,267
25,000	0.000	07/01/2033	16,161
150,000	0.000	07/01/2046	42,308
375,000	0.000	07/01/2051	76,121
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
295,000	4.329	07/01/2040	296,366
15,000	4.536	07/01/2053	15,200
25,000	4.784	07/01/2058	25,776
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	255,185
20,000	4.550	07/01/2040	20,390
20,000	4.750	07/01/2053	20,553
283,000	5.000	07/01/2058	295,891

			2,534,638

South Carolina – 0.9%
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A3)(g)
75,000	5.000	04/15/2035	93,962
75,000	4.000	04/15/2036	86,115

			180,077

Texas – 6.9%
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB/NR)
35,000	5.000	01/01/2023	33,688
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(g)
152,000	2.875	09/01/2025	152,187
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	108,329
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(g)
255,000	2.750	09/01/2025	255,316
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A/A1)
20,000	5.000	11/01/2023	20,293
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	96,332
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
135,000	5.000	05/15/2030	169,960
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB-/NR)
100,000	5.000	07/15/2028	103,522
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
100,000	5.000	07/15/2027	104,025
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
35,000	5.000	05/15/2030	45,596
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
100,000	4.625	10/01/2031	104,826

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
$200,000	5.000%	12/31/2055	$ 207,562

			1,401,636

Virginia – 1.4%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
300,000	0.000	06/01/2047	55,053
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
200,000	5.000	12/31/2056	219,902

			274,955

West Virginia – 0.6%
West Virginia GO Bonds Bid Group 2 Series 2019 A (AA-/Aa2)
100,000	5.000	12/01/2043	126,682

Wisconsin – 1.6%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
190,000	4.300	11/01/2030	204,379
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(d)
100,000	5.000	04/01/2040	101,535
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(d)
25,000	6.125	10/01/2049	22,755

			328,669

TOTAL MUNICIPAL BONDS (Cost $19,114,402)			$19,543,893

Corporate Bond(g) – 0.5%
Real Estate – 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020
$100,000	9.750%	12/01/2039	$ 100,000

TOTAL CORPORATE BONDS (Cost $100,000)			$ 100,000

TOTAL INVESTMENTS – 96.9% (Cost $19,214,402)			$19,643,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			622,483

NET ASSETS – 100.0%			$20,266,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	When-issued security.

(h)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
COPS	— Certificates of Participation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NR	— Not Rated
RB	— Revenue Bond
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
USD	— United States Dollar

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.750%	3 Month LIBOR	09/16/2050	USD 140	$6,799	$ 6,419	$ 380

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$19,543,893	$—
Corporate Bonds	—	100,000	—

Total	$—	$19,643,893	$—

Derivative Type

Assets(a)
Interest Rate Swap Contracts	$—	$380	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Funds’ liquidity.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.